Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
INSTITUTIONAL
Prospectus [Line Items]
Average Annual Return, Percent	5.16%	2.37%	1.65%